UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Patriot Wealth Management, Inc.

Address:   5847 San Felipe, Suite 200
           Houston, TX 77057


Form 13F File Number: 028-12304


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Patriot Wealth Management, Inc.
Title:  Chief Compliance Officer
Phone:  713-344-9300

Signature,  Place,  and  Date  of  Signing:

/s/ Todd Hanslik                   Houston, TX                        7/26/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              57

Form 13F Information Table Value Total:  $      330,298
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED    NONE
------------------------------ -------------- --------- -------- ---------- --- ---- ---------- -------- ---- ------ ----------
3M COMPANY                     COM            88579y101     4283   47801.11 SH       SOLE                   0      0   47801.11
ACTIVISION INC   COM NEW       COM            00507v109     2347     195710 SH       SOLE                   0      0     195710
AMAZON COM INC COM             COM            023135106     4464      19548 SH       SOLE                   0      0      19548
APPLE COMPUTER INC             COM            037833100     8223      14081 SH       SOLE                   0      0      14081
ASHLAND INC                    COM            044209104     2742  39565.658 SH       SOLE                   0      0  39565.658
AT& T INC                      COM            00206r102    24852     696908 SH       SOLE                   0      0     696908
BORG WARNER INC COM            COM            099724106     1823      27790 SH       SOLE                   0      0      27790
CERNER CORP COM                COM            156782104     2627      31775 SH       SOLE                   0      0      31775
CISCO SYSTEMS INC    COM       COM            17275r102     3677 214176.208 SH       SOLE                   0      0 214176.208
CITRIX SYS INC COM             COM            177376100     5002      59590 SH       SOLE                   0      0      59590
CROWN CASTLE INTL              COM            228227104     2551      43481 SH       SOLE                   0      0      43481
DANAHER CORP DEL COM           COM            235851102     4318  82919.103 SH       SOLE                   0      0  82919.103
DIAGEO P L C SPONSORED ADR     COM            25243q205     4699  45591.191 SH       SOLE                   0      0  45591.191
E M C CORP MASS COM            COM            268648102     5611     218930 SH       SOLE                   0      0     218930
FMC TECHS INC        COM       COM            30249u101     3901      99430 SH       SOLE                   0      0      99430
GENERAL ELECTRIC               COM            369604103     4674 224303.991 SH       SOLE                   0      0 224303.991
HOME DEPOT INC                 COM            437076102     5137  96943.934 SH       SOLE                   0      0  96943.934
INTL BUSINESS MACHINES  CORP I COM            459200101     5499  28115.417 SH       SOLE                   0      0  28115.417
ISHARE DJ TEL SC INX           COM            464287713     3929  174840.33 SH       SOLE                   0      0  174840.33
ISHARES S&P AGGRESSIVE ALLOCAT COM            464289859      463      13272 SH       SOLE                   0      0      13272
ISHARES TR DJ US REAL EST      COM            464287739     4010  62722.774 SH       SOLE                   0      0  62722.774
ISHARES TR S&P 100 IDX FD      COM            464287101    14252 228138.564 SH       SOLE                   0      0 228138.564
J P MORGAN CHASE & CO COM      COM            46625H100     4014  112350.41 SH       SOLE                   0      0  112350.41
JOHNSON AND JOHNSON  COM       COM            478160104     3720  55056.783 SH       SOLE                   0      0  55056.783
MENS WEARHOUSE INC             COM            587118100     1768  62811.822 SH       SOLE                   0      0  62811.822
MIDCAP SPDR TR SER 1           COM            78467Y107     7702  44960.151 SH       SOLE                   0      0  44960.151
ORACLE CORP COM                COM            68389X105     4489  151129.03 SH       SOLE                   0      0  151129.03
PERRIGO COMPANY                COM            714290103     2599  22035.073 SH       SOLE                   0      0  22035.073
POWER SHARES DYNAMIC OIL SERVI COM            73935x625     6565 368589.036 SH       SOLE                   0      0 368589.036
PRAXAIR INC                    COM            74005p104     3727  34281.321 SH       SOLE                   0      0  34281.321
PROCTER & GAMBLE CO            COM            742718109     3665  59832.654 SH       SOLE                   0      0  59832.654
QUALCOMM INC                   COM            747525103     5531  99342.898 SH       SOLE                   0      0  99342.898
RACKSPACE HOSTING              COM            750086100     1940      44148 SH       SOLE                   0      0      44148
RAYMOND JAMES FINL INC COM     COM            754730109     2208  64495.202 SH       SOLE                   0      0  64495.202
ROPER INDS INC NEW COM         COM            776696106     2382  24165.028 SH       SOLE                   0      0  24165.028
SECTOR SPDR ENERGY             COM            81369y506     8938 134662.675 SH       SOLE                   0      0 134662.675
SECTOR SPDR UTILITIES          COM            81369y886     3130  84616.204 SH       SOLE                   0      0  84616.204
ST JUDE MEDICAL INC            COM            790849103     3286  82341.466 SH       SOLE                   0      0  82341.466
STANDARD&POORS DEP RCPT        COM            78462f103    27112 199196.886 SH       SOLE                   0      0 199196.886
SVB FINANCIAL GROUP            COM            78486Q101     2177      37080 SH       SOLE                   0      0      37080
TEXAS INSTRS INC COM           COM            882508104     3860     134550 SH       SOLE                   0      0     134550
TEXAS ROADHOUSE INC.           COM            882681109     4477 243366.323 SH       SOLE                   0      0 243366.323
THERMO ELECTRON CORP COM       COM            883556102     3751  72260.159 SH       SOLE                   0      0  72260.159
UNITED HEALTHCARE CORP COM     COM            91324P102     4833   82607.06 SH       SOLE                   0      0   82607.06
UNITED PARCEL SERVICE CL B     COM            911312106     3110  39488.159 SH       SOLE                   0      0  39488.159
US BANCORP (NEW)               COM            902973304    10252 318777.622 SH       SOLE                   0      0 318777.622
VANGUARD MID-CAP ETF           COM            922908629      223       2885 SH       SOLE                   0      0       2885
VIACOM INC NEW CL B            COM            92553p201      417       8875 SH       SOLE                   0      0       8875
VIACOM INC. CLASS A            COM            92553P102     2144  42050.651 SH       SOLE                   0      0  42050.651
WAL-MART STORES INC            COM            931142103     7505 107647.863 SH       SOLE                   0      0 107647.863
WELLS FARGO & CO DEL COM       COM            949746101     6143 183700.652 SH       SOLE                   0      0 183700.652
ISHARES TR MSCI EMERG MKT      COM            464287234      259       6629 SH       SOLE                   0      0       6629
ISHARES TRUST ISHARES BARCLAYS OTR            464288679    46765 424322.078 SH       SOLE                   0      0 424322.078
ALPS ETF TR ALERIAN MLPETF     PRF            00162q866     6425     402079 SH       SOLE                   0      0     402079
ISHARES S&P US PREFERRED STOCK PRF            464288687    10275     263263 SH       SOLE                   0      0     263263
SALIENT MLP AND ENERGY INFRAST PRF            79471T100     1459      58587 SH       SOLE                   0      0      58587
TORTOISE ENERGY INFR COM       PRF            89147L100     4363     109348 SH       SOLE                   0      0     109348


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